REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Schedule of Disaggregation of Revenue	The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals including banks, financial services and insurance, media and entertainment, professional services, consumer, retail and manufacturing, technology and telecommunications, travel and hospitality and health care, among others. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 27, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2021	2020	2019
Banks, Financial Services and Insurance	308,227	193,364	143,788
Media and Entertainment	272,703	187,071	156,292
Consumer, Retail & Manufacturing	197,620	105,876	85,698
Professional Services	167,997	103,133	73,282
Technology & Telecommunications	155,665	96,643	88,183
Health Care	96,334	53,781	—
Travel & Hospitality	87,567	67,634	92,773
Other Verticals	10,965	6,637	19,309
TOTAL	1,297,078	814,139	659,325

	For the year ended December 31,
By Currency(*)	2021	2020	2019
United States dollar (USD)	977,349	699,769	563,747
European euro (EUR)	111,177	35,454	28,237
Chilean peso (CLP)	57,610	3,237	2,315
Argentine peso (ARS)	47,039	33,594	26,948
Mexican peso (MXN)	40,064	21,624	19,939
Brazilian real (BRL)	23,850	10,795	8,030
Pound sterling (GBP)	20,565	1,331	3,012
Colombian peso (COP)	9,803	7,791	6,831
Peruvian Sol (PEN)	9,058	8	—
Others	563	536	266
TOTAL	1,297,078	814,139	659,325

(*) Billing currency.

	For the year ended December 31,
By Contract Type	2021	2020	2019
Time and material contracts	1,062,171	698,943	544,131
Fixed-price contracts	218,846	107,033	106,386
Subscription resales	16,039	8,156	8,525
Others	22	7	283
TOTAL	1,297,078	814,139	659,325